Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	74 Months Ended		12 Months Ended
	Oct. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Computer equipment	Dec. 31, 2013 Laboratory equipment, office equipment, furniture and software
Summary of Significant Accounting Policies
Reverse stock split ratio	0.1613
Restricted Cash
Letters of credit		$ 112,000	$ 214,000
Property and Equipment
Estimated useful life				P3Y	P5Y
Impairment losses		$ 0